Share-Based Payments - Summary of Movements of All Share Rights Issued (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	21,016,831	13,428,370
Granted	17,637,162	16,287,972
Forfeited	(16,815,433)	(5,819,922)
Exercised	(2,259,247)	(2,879,589)
Ending balance	19,579,313	21,016,831
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	632,890	65,405
Granted	1,008,567	632,890
Exercised	(632,890)	(65,405)
Ending balance	1,008,567	632,890
Exercisable	1,008,567	632,890